Income tax expense (Tables)	12 Months Ended
Jun. 30, 2026
Income tax expense
Schedule of income tax expense

(in € thousands)	2024	2025	2026
Total current tax benefit / (expense)	(411)	(3,253)	(16,417)
Thereof prior year adjustments	189	252	(424)
Thereof other current income tax effects for the period	(600)	(3,504)	(15,993)
Total deferred tax benefit / (expense)	2,226	(317)	19,169
Thereof effects from origination and reversal of temporary balance sheet differences	61	(338)	23,441
Thereof prior year adjustments	30	195	—
Thereof effects from (non-) recognition of deferred tax assets on tax losses and interest carried forward	2,135	(175)	(4,272)
Income tax (expense) benefit	1,814	(3,570)	2,752

Schedule of reconciles the expected income tax expense amount

	Year ended June 30,
(in € thousands)	2024	2025	2026
Income before tax from continuing operations	(26,725)	575,625	(159,995)
Income before tax from discontinued operations	—	(2,095)	(10,438)
Income (loss) before tax	(26,725)	573,530	(170,433)
Tax (expense) benefit based on expected group tax rate	7,414	(159,097)	45,608
Tax effects of:
Non-deductible expenses (for local taxes)	(218)	(304)	(223)
Other non-deductible expenses & permanent differences	(5,993)	167,289	(8,310)
Tax free income	90	(238)	39
Tax rate difference between group and local tax rates and changes in tax rates	64	(2,174)	(6,856)
Prior year adjustments	53	447	(424)
(Non-) recognition of deferred tax assets on tax losses carried forward, tax credits and temporary differences	6	(9,211)	(26,403)
Others	397	(282)	(678)
Income tax benefit (expense)	1,814	(3,570)	2,752
Effective total income tax rate (%)	(6.8)%	(0.62)%	(1.61)%
thereof according to Consolidated Statements of Profit or Loss and Comprehensive Income or Loss	1,814	(3,570)	2,752
thereof relating to discontinued operations	—	—	—